Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class A
Trading Symbol	WABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	0.81%
[1]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Core Bond Fund returned 0.26%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	0.26	-1.42	1.06
Class A (with sales charge)	-3.49	-2.27	0.62
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[2]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class C
Trading Symbol	WABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	1.51%
[3]
Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Core Bond Fund returned -0.34%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-0.34	-2.08	0.36
Class C (with sales charge)	-1.30	-2.08	0.36
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[4]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class C1
Trading Symbol	LWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.42%
[5]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Core Bond Fund returned -0.27%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	-0.27	-1.87	0.64
Class C1 (with sales charge)	-1.23	-1.87	0.64
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[6]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class FI
Trading Symbol	WAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$79	0.79%
[7]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of Western Asset Core Bond Fund returned 0.37%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	0.37	-1.40	1.08
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[8]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class R
Trading Symbol	WABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.11%
[9]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Western Asset Core Bond Fund returned 0.06%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	0.06	-1.72	0.75
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[10]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class I
Trading Symbol	WATFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.45%
[11]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Core Bond Fund returned 0.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	0.62	-1.06	1.44
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[12]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Core Bond Fund
Class Name	Class IS
Trading Symbol	WACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$42	0.42%
[13]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Western Asset Core Bond Fund returned 0.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	0.75	-1.02	1.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,365,671,040
Holdings Count | $ / shares	1,244	[14]
Advisory Fees Paid, Amount	$ 35,067,654
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.